Stockholders' Deficit - Additional Information (Details)			2 Months Ended	9 Months Ended
	Jan. 26, 2021 shares	Dec. 23, 2020 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 24, 2021 $ / shares
Class Of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Number of fractional shares issued upon exercise of public warrant			0	0
Warrants exercisable period after completion of business combination			30 days	30 days
Warrants exercisable period from closing of initial public offering			12 months	12 months
Maximum number of business days after closing of initial business combination to file with SEC and have an effective registration statement.			20 days	20 days
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation			5 years	5 years
Purchase price of warrants | $ / shares			$ 11.50	$ 11.50			$ 11.50
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			one vote for each share	one vote for each share
Common stock, shares issued			0	0
Common stock, shares outstanding			0	0
Common stock, shares subject to possible redemption				34,500,000
Common stock shares subject to forfeiture			34,500,000
Maximum effective issue price to closing of business combination | $ / shares			$ 9.20	$ 9.20
Minimum percentage of total equity proceeds from issuances			60.00%	60.00%
Number of trading days period starting on trading day prior to date on which company consummates initial business combination			20 days	20 days
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price			115.00%	115.00%
Number of trading days ending on third trading day prior to date on which notice of redemption sent to holders of warrants			10 days	10 days
Class A Common Stock | Redemption of Warrants When Price Per Share Equals or Exceeds 18
Class Of Stock [Line Items]
Redemption price per warrant | $ / shares			$ 0.01	$ 0.01
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price			180.00%
Redemption of warrants price per share | $ / shares			$ 18.00	$ 18.00
Minimum period of prior written notice of redemption of warrants			30 days	30 days
Minimum price per share required for redemption of warrants | $ / shares			$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days			20 days	20 days
Warrants redemption covenant threshold consecutive trading days			30 days	30 days
Period of availability of current prospectus throughout redemption			30 days	30 days
Class A Common Stock | Redemption of Warrants When Price Per Share Equals or Exceeds 10
Class Of Stock [Line Items]
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price				180.00%
Redemption of warrants price per share | $ / shares			$ 10.00	$ 10.00
Minimum period of prior written notice of redemption of warrants			30 days	30 days
Adjusted last reported sale price per share on trading day | $ / shares			$ 10.00	$ 10.00
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Common stock, voting rights				each share of common stock entitling the holder to one vote
Common stock, shares issued			8,625,000	8,625,000
Common stock, shares outstanding			8,625,000	8,625,000
Reverse stock split, description			6-for-5 reverse stock split	6-for-5 reverse stock split
Stock split ratio		0.833
Common stock, conversion of shares			one-for-one basis	one-for-one basis
Percentage of shares outstanding upon conversion			20.00%	20.00%
Common stock shares subject to forfeiture			1,125,000
Class B Common Stock | Founder Shares
Class Of Stock [Line Items]
Common stock, shares outstanding	8,625,000	7,187,500
Reverse stock split, description			6-for-5 reverse stock split	6-for-5 reverse stock split
Stock split ratio	0.833
Stock split ratio, description				5-for-6 split
Percentage of common stock issued and outstanding			20.00%